Properties (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Properties
Total Cost	18,722	17,620
Total Accumulated depreciation	5,970	5,623
Total Net book value	12,752	11,997
Track and roadway [Member]
Properties
Average annual depreciation rate	2.70%
Total Cost	12,778	11,980
Total Accumulated depreciation	3,552	3,305
Total Net book value	9,226	8,675
Buildings [Member]
Properties
Average annual depreciation rate	3.00%
Total Cost	453	440
Total Accumulated depreciation	255	266
Total Net book value	198	174
Rolling stock [Member]
Properties
Average annual depreciation rate	2.70%
Total Cost	3,390	3,245
Total Accumulated depreciation	1,362	1,319
Total Net book value	2,028	1,926
Information systems [Member]
Properties
Average annual depreciation rate	9.50%
Total Cost	665	600
Total Accumulated depreciation	338	303
Total Net book value	327	297
Other [Member]
Properties
Average annual depreciation rate	4.80%
Total Cost	1,436	1,355
Total Accumulated depreciation	463	430
Total Net book value	973	925